Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consists of facility, facility equipment, furniture, fixtures and leasehold improvements, and computer equipment. Movements within property, plant and equipment during the years ended 31 December 2025 and 2024 are as follows:

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2025	115,000	237,471	14,301	2,388	369,160
Acquisition of Ivers Lee assets	31,654	4,596	131	37	36,418
Additions	—	56,173	2,546	264	58,983
Disposals	—	(1,192)	(4,628)	(138)	(5,958)
Translation difference	304	1,814	188	4	2,310
Balance at 31 December 2025	146,958	298,862	12,538	2,555	460,913
Depreciation
Balance at 1 January 2025	6,109	72,107	4,569	1,829	84,614
Depreciation	3,424	16,428	1,041	281	21,174
Disposals	—	(1,193)	(1,344)	(126)	(2,663)
Translation difference	—	1,272	115	3	1,390
Balance at 31 December 2025	9,533	88,614	4,381	1,987	104,515
Net carrying amount
Balance at 31 December 2025	137,425	210,248	8,157	568	356,398

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2024	115,000	176,718	10,878	2,312	304,908
Additions	—	61,633	3,517	98	65,248
Translation difference	—	(880)	(94)	(22)	(996)
Balance at 31 December 2024	115,000	237,471	14,301	2,388	369,160
Depreciation
Balance at 1 January 2024	3,234	59,497	3,815	1,583	68,129
Depreciation	2,875	13,189	776	265	17,105
Translation difference	—	(579)	(22)	(19)	(620)
Balance at 31 December 2024	6,109	72,107	4,569	1,829	84,614
Net carrying amount
Balance at 31 December 2024	108,891	165,364	9,732	559	284,546
As part of the Ivers Lee business combination (refer to Note 1.3), the Group recognized the acquiree’s identifiable Property, Plant and Equipment amounting to $36.8 million. These assets were measured at their acquisition-date fair values in accordance with IFRS 3. The fair value assessment was performed by an independent qualified valuer and reflect current market conditions at the acquisition date.
On 12 December 2024, the Group entered into a settlement with Fasteignafélagið Eyjólfur hf. with respect to Alvotech hf.'s equipment located in the leased premises and operated by Alvotech hf., which had been acquired by
Faseignafélagið Eyjólfur hf. This resulted in an amendment of the lease agreement (refer to Note 13). The settlement amount was $14.8 million.
The Group pledged $356.4 million and $284.5 million of property, plant and equipment as collateral to secure bank loans with third parties as of 31 December 2025 and 2024, respectively.